Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	$ 10,170	$ 10,565	$ 11,232
Capital expenditures	849	564	737
Stripping costs	18	18	22
Total capital expenditures	867	582	759
Disposals	(106)	(63)	(96)
Reclassifications	(44)	(18)	(402)
Business combinations		11
Depreciation and depletion for the period	(724)	(748)	(633)
Impairment losses	(43)	(306)	(64)
Foreign currency translation effects	82	147	(231)
Net book value at end of period	10,202	10,170	10,565
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	20,296	19,708	20,642
Net book value at end of period	20,322	20,296	19,708
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(10,126)	(9,143)	(9,410)
Net book value at end of period	(10,120)	(10,126)	(9,143)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	3,564	3,638
Capital expenditures	81	47
Stripping costs	18	18
Total capital expenditures	99	65
Disposals	(20)	(26)
Reclassifications	(4)	(10)
Depreciation and depletion for the period	(108)	(134)
Impairment losses	(11)	(87)
Foreign currency translation effects	55	118
Net book value at end of period	3,575	3,564	3,638
Land and mineral reserves [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,741	4,606
Net book value at end of period	4,801	4,741	4,606
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(1,177)	(968)
Net book value at end of period	(1,226)	(1,177)	(968)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	964	1,048
Capital expenditures	159	35
Total capital expenditures	159	35
Disposals	(6)	(7)
Reclassifications	(8)	(2)
Depreciation and depletion for the period	(74)	(99)
Impairment losses	(9)	(54)
Foreign currency translation effects	12	43
Net book value at end of period	1,038	964	1,048
Building [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	2,438	2,374
Net book value at end of period	2,532	2,438	2,374
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(1,474)	(1,326)
Net book value at end of period	(1,494)	(1,474)	(1,326)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,454	4,670
Capital expenditures	609	482
Total capital expenditures	609	482
Disposals	(80)	(30)
Reclassifications	(29)	(6)
Business combinations		11
Depreciation and depletion for the period	(542)	(515)
Impairment losses	(15)	(165)
Foreign currency translation effects	(70)	7
Net book value at end of period	4,327	4,454	4,670
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	11,929	11,519
Net book value at end of period	11,727	11,929	11,519
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(7,475)	(6,849)
Net book value at end of period	(7,400)	(7,475)	(6,849)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,188	1,209
Reclassifications	(3)
Impairment losses	(8)
Foreign currency translation effects	85	(21)
Net book value at end of period	1,262	1,188	1,209
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,188	1,209
Net book value at end of period	$ 1,262	$ 1,188	$ 1,209